Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash		$ 26,286,333	$ 114,804,348
Accounts receivable, net		9,544
Inventories		7,849,479	12,491,133
Prepaid expenses		6,112,779	9,188,914
Other receivables		195,417	8,945,986
Deferred issuance costs			795,797
Intangible assets – cryptocurrencies		22,450,733	32,143,476
Rights to receive cryptocurrencies			16,193,593
Total current assets		63,854,199	194,664,583
Non-current assets
Deposits and other non-current assets		1,436,415	1,834,897
Right-of-use assets		227,320	431,707
Deferred income tax assets			2,112,353
Property and equipment, net		27,317,731	71,744,370
Total assets		92,835,665	270,787,910
Current liabilities
Accounts payable and accrued liabilities		3,288,728	7,190,436
Taxes payable		34,086,665	51,845,186
Contract liabilities		267,726	952,340
Operating lease liabilities – current		131,672	322,388
Other payables		199,384	281,898
Total current liabilities		37,997,956	60,602,611
Operating lease liabilities – non-current		88,125	123,015
Total liabilities		38,086,081	60,725,626
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital		26,637,236
Retained earnings		28,096,362	209,954,196
Accumulated other comprehensive loss		(244,059)	(244,059)
Total shareholders’ equity		54,492,409	209,710,137
Non-controlling interest		257,175	352,147
Total liabilities and shareholders’ equity		92,835,665	270,787,910
Class A ordinary shares
Shareholders’ equity
Ordinary shares value	[1]	2,347
Class B ordinary shares
Shareholders’ equity
Ordinary shares value	[1]	523
Related Party
Current Assets
Due from related parties		949,914	101,336
Current liabilities
Due to related party		$ 23,781	$ 10,363

[1]	The number of ordinary shares has been retrospectively adjusted for the 1-for-10 share subdivision effected on February 3, 2025 (the “February 2025 Share Subdivision”), the increase of share capital effected on February 3, 2025 (the “Share Capital Increase”) and the issuance of an aggregate of 19,770,000 Class A ordinary shares and 5,230,000 Class B ordinary shares on February 3, 2025 to existing shareholders of BGIN BLOCKCHAIN LIMITED on a pro rata basis (the “Share Issuance”), and the 1-for-1.4375 share subdivision effected on July 16, 2025 (the “July 2025 Share Subdivision”)